GOODWILL AND INTANGIBLE ASSETS - Summary of Changes in the Carrying Value of Goodwill (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Goodwill [Abstract]
Accumulated impairment loss	$ 187.5	$ 28.9